Document and Entity Information	Jan. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2026
Entity File Number	000-10200
Entity Registrant Name	SEI INVESTMENTS COMPANY
Entity Central Index Key	0000350894
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-1707341
Entity Address, Address Line One	1 FREEDOM VALLEY DRIVE
Entity Address, City or Town	OAKS
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19456
City Area Code	610
Local Phone Number	676-1000
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SEIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false